LOANS, FINANCING AND DEBENTURES - Interest and non-current funding (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Interest on financing	R$ 923,461	R$ 935,010
Non-current funding	996,611	1,108,376
Total current	1,920,072	2,043,386
Non-current
Non-current funding	66,556,926	70,856,496
Total non-current	66,556,926	70,856,496
Total
Interest on financing	923,461	935,010
Non-current funding	67,553,537	71,964,872
Total borrowings	R$ 68,476,998	R$ 72,899,882	R$ 63,684,326